Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of diluted earnings per share

	2019	2018	2017
	Million	Million	Million
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	106,641	117,781	114,279
Add: Dilution impact on share of profit of investment in an associate due to the associate’s convertible bonds (note 23)	41	—	—
Less: Fair value gain on the associate’s convertible bonds held by the Group, net of tax	(632)	—	—

Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	106,050	117,781	114,279